Long-term investments	12 Months Ended
Dec. 31, 2025
Long-term investments
Long-term investments

9.    Long-term investments

The Group’s long-term investments consisted of the following:

	December 31,	December 31,
	2024	2025
Equity investments:
Equity method investments (i)	1,275,287	805,296
Equity securities without readily determinable fair value (ii)	504,282	362,687
Equity securities with readily determinable fair value (iii)	33,865	324,074
Equity securities using fair value option (iv)	1,103,150	—
Debt investments:
Available-for-sale debt securities (iv)	173,918	979,071
Held-to-maturity debt securities – time deposit	12,086	9,390
Retained asset-backed securities	23,419	—
Total	3,126,007	2,480,518

(i) Equity method investments

In August 2020, the Group and three other third party investors jointly established the Battery Asset Company. The Group invested RMB200,000 in the Battery Asset Company and held 25% of the Battery Asset Company’s equity interests. From 2020 to 2024, the Battery Asset Company entered into some agreements with the Group and the other third-party investors. The Group invested additional RMB270,000 during the period. As a result of additional investments from other third-party investors, the equity interests of the Battery Asset Company owned by the Group was diluted to approximately 19.4% as of December 31, 2024. In 2025, the Battery Asset Company entered into agreements with the Group and other third-party investors for a total additional investment of RMB918,000 and the Group invested additional RMB178,000. As of December 31, 2025, the Group owns approximately 19.4% equity interests of the Battery Asset Company. The Group, as a major shareholder of the Battery Asset Company, is entitled to appoint one out of nine directors in the Battery Asset Company’s board of directors and can exercise significant influence over the Battery Asset Company. Therefore, the investment in the Battery Asset Company is accounted for using the equity method of accounting.

In July 2024, the Group and one of its shareholders, CYVN Holding L.L.C. (“CYVN”), established a joint venture, with total authorized share capital of US$55 million, among which, the Group and CYVN will invest US$28 million and US$27 million, representing equity interests of 51% and 49%, respectively. The Group is not considered as the controlling shareholder of this joint venture given the absence of sufficient voting interests over this joint venture’s significant activities by assessing its influence over decision-making activities in both board of directors and shareholders’ level. As a result, this investment is accounted for using equity method.

In 2024 and 2025, the Group invested in several private funds and entities with a total amount of RMB279,079 and RMB303,760, respectively. The Group does not control but can exercise significant influence over these investees with certain voting rights. Therefore, the Group accounts for these investments under equity method.

During the years ended December 31, 2023, 2024 and 2025, the Group recognized RMB64,394 of shares of income of equity investees and RMB503,193 and RMB1,092,184 of shares of loss of equity investees, respectively, from these equity method investments, which also included the elimination of the unrealized intercompany profit in upstream and downstream transactions.

As of December 31, 2025, because of the elimination of unrealized intercompany profit in connection with the upstream and downstream transactions with investees, the carrying value of certain equity method investments, including the investment in the Battery Asset Company, were reduced to zero and the excess amounts were recorded in deferred profit in accruals and other liabilities (Note 11) and other non-current liabilities (Note 13). The deferred profit was mainly attributable to the transactions with the Battery Asset Company and its affiliates.

As of December 31, 2024 and 2025, none of the Group’s equity method investment, neither individually nor in aggregate, was considered as significant under Reg S-X Rules.

(ii) Equity securities without readily determinable fair value

	December 31,	December 31,
	2024	2025
Equity securities without readily determinable fair value:
Initial cost	417,497	300,147
Net cumulative fair value adjustments	86,785	62,540
Carrying value	504,282	362,687

The Group has certain equity investments which are measured under the measurement alternative. During the years ended December 31, 2023, 2024 and 2025, the Group invested RMB294,657, RMB113,363 and disposed RMB117,350 in equity securities without readily determinable fair value, respectively. The Group re-measured these investments based on recent financing transactions of these investees, which were considered as observable transactions, and recorded fair value losses of RMB4,988, RMB286 and RMB24,245 in investment income during the years ended December 31, 2023, 2024 and 2025, respectively.

No impairment charges were recognized for the years ended December 31, 2023, 2024 and 2025.

(iii) Equity securities with readily determinable fair value

During the years ended 2023, 2024 and 2025, the Group invested nil, nil and RMB261,688 in certain public companies, respectively. Since the investments were considered as common stock or in-substance common stock and are therefore measured at fair value with the change of fair value recognized as investment income.

There was no significant change to the fair value of these investments during the years ended December 31, 2023, 2024 and 2025. No impairment charges were recognized for the years ended December 31, 2023, 2024 and 2025.

(iv) Equity securities using fair value option and available-for-sale debt securities

	December 31,	December 31,
	2024	2025
Available-for-sale debt securities:
Initial cost	173,918	979,071
Net cumulative fair value adjustments	—	—
Carrying value	173,918	979,071

In July 2021, the Group, together with several third party investors, established a fund with total capital contributions of RMB650,000, among which the Group contributed RMB550,000. According to the fund agreement, the fund is established for the sole purpose of investing in a pre-determined private company and the Group is able to unilaterally determine the operation and investment strategy of the fund. Therefore, the Group consolidated the financial statements of the fund. The investments provided by other investors to the fund with amount of RMB100,000 are classified as non-controlling interest. The fund purchased a minority interest of a private company that was pre-determined with total consideration of RMB650,000. Since the investment contained certain substantive preferential rights, including redemption at the holders’ option upon occurrence of certain contingent events that were out of the investee’s control and liquidation preference over the common shareholders, it was not considered as common stock or in-substance common stock and was therefore classified as available-for-sale debt investment which was measured at its fair value with the change of fair value recognized as other comprehensive income. In 2022, the Group entered into agreements with other third-party investors and disposed certain equity interests of this private company with the total consideration of RMB270,000 and recognized investment gain of RMB171,567, among which RMB4,652 were released from unrealized gains of other comprehensive income. In November 2023, all shareholders of the investee entered into agreements and agreed to terminate their redemption rights, with the other preferential rights remaining effective, including the rights to request the investee’s founders’ to repurchase shares from certain shareholders upon the achievement of certain contingent events (the “Put option”) and liquidation preference over the rights of common shareholders. As a result of these changes, the Group determined that the fund should no longer be considered a debt investment. The Group discontinued available-for-sale debt investment accounting and accounted for this investment as an equity investment using the fair value option. Due to the change in the character of the investment and as a result of the related remeasurement, a gain on the previously held available-for-sale debt security was recognized by recycling a previously unrealized gain of RMB977,294 from other comprehensive income to investment income. Correspondingly, the deferred tax impact associated with this unrealised gain of RMB206,734 that was previously recorded in other comprehensive income was recognized in deferred income tax expenses.

In May and September 2025, the Group entered into agreements with other third-party investors and disposed certain equity interests of this private company with total consideration of RMB577,470 and recognized the investment gain of RMB14,883 accordingly. In addition, upon the completion of new financing transaction by this investee in September 2025, the Group remeasured its remaining investment using a market approach by adopting a backsolve method which benchmarked to this financing transaction, and recognized the investment gain of RMB153,121 in net income, after deducting the tax impact of RMB40,324, with RMB32,148 attributable to non-controlling interests. Furthermore, according to the revised shareholders’ agreement of this investee, all shareholders agreed to restore the redemption obligations of this investee, while other preferential rights over the common shareholders remained unchanged. Due to such change, this investment was reclassified as debt investment and the Group further accounted for this investment as available-for-sale debt investment measured at its fair value with the change of fair value recognized as other comprehensive income.

In the fourth quarter of 2025, the Group entered into agreements with other third-party investors and disposed certain equity interests of this private company with total consideration of RMB96,428 and the investment loss recognized in earnings was not material. As of December 31, 2025, there were no significant changes of fair value of the Group’s remaining investments in this private company.

Other than this investment, during the years ended 2023, 2024 and 2025, the Group invested nil, RMB53,918 and RMB159,000 in certain private companies, respectively. Since the investment contains certain substantive preferential rights, including redemption at the holders’ option upon occurrence of certain contingent events that are out of the investee’s control and liquidation preference over the rights of common shareholders, it is not considered as common stock or in-substance common stock and is therefore classified as available-for-sale debt investment which is measured at its fair value with the change of fair value recognized as other comprehensive income.

There was no significant change to the fair value of these available-for-sale debt securities investments during the years ended December 31, 2023, 2024 and 2025, based on the Company’s fair value assessment. No impairment charges were recognized for the years ended December 31, 2023, 2024 and 2025.